Schedule of Restatement on Statements of Operations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	$ 405	$ 1,770	$ 2,048	$ 2,421
Operating Expenses:
Cost of revenues		116	144	439
Sales and marketing	51,765	268,717	855,270	224,088
Research and development	37,423	125,881	513,088	567,408
General and administrative	221,926	324,954	395,624	418,940
Depreciation and amortization	17,238	2,407	29,398	2,160
Total Operating Expenses	328,352	722,075	2,521,078	1,213,035
Loss From Operations	(327,947)	(720,305)	(2,519,030)	(1,210,614)
Other Income (Expense):
Expense for liquidated damages		(176,117)	(731,652)	(268,202)
Interest expense		(12,368)	(73,498)	(25,865)
Total Other Income (Expense)		(188,485)	(805,150)	(294,067)
Net Loss Before Income Taxes	(327,947)	(908,790)	(3,324,180)	(1,504,681)
Provision for Income Taxes (Benefit)
Net Loss	(327,947)	(908,790)	(3,324,180)	(1,504,681)
Net Loss Attributable to Common Stockholders	$ (330,712)	$ (911,237)	$ (3,324,180)	$ (1,504,681)
Net Income (Loss) Per Common Share:
Basic	$ (0.04)	$ (0.13)	$ (0.47)	$ (0.24)
Diluted	$ (0.04)	$ (0.13)	$ (0.47)	$ (0.24)
Weighted Average Common Shares Outstanding:
Basic	7,684,862	7,118,933	7,123,001	6,215,753
Diluted	7,684,862	7,118,933	7,123,001	6,215,753
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues				$ 2,421
Operating Expenses:
Cost of revenues				439
Sales and marketing				224,088
Research and development				567,408
General and administrative				418,940
Depreciation and amortization				2,160
Total Operating Expenses				1,213,035
Loss From Operations				(1,210,614)
Other Income (Expense):
Expense for liquidated damages
Interest expense				(11,151)
Total Other Income (Expense)				(11,151)
Net Loss Before Income Taxes				(1,221,765)
Provision for Income Taxes (Benefit)
Net Loss				(1,221,765)
Net Loss Attributable to Common Stockholders				$ (1,221,765)
Net Income (Loss) Per Common Share:
Basic				$ (0.20)
Diluted				$ (0.20)
Weighted Average Common Shares Outstanding:
Basic				6,215,753
Diluted				6,215,753
Revision of Prior Period, Error Correction, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues
Operating Expenses:
Cost of revenues
Sales and marketing
Research and development
General and administrative
Depreciation and amortization
Total Operating Expenses
Loss From Operations
Other Income (Expense):
Expense for liquidated damages				(268,202)
Interest expense				(14,714)
Total Other Income (Expense)				(282,916)
Net Loss Before Income Taxes				(282,916)
Provision for Income Taxes (Benefit)
Net Loss				(282,916)
Net Loss Attributable to Common Stockholders				$ (282,916)
Net Income (Loss) Per Common Share:
Basic				$ (0.04)
Diluted				$ (0.04)